Note Supplemental disclosure on the consolidated statments of cash flows (Additional disclosures on cash flow information and non-cash activities) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure - Additional Disclosures on Cash Flow Information and Non-Cash Activities [Abstract]
Income Taxes Paid, Net		$ 7,152	$ 54,520	$ 51,047
Interest Paid		193,503	696,631	318,342
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Transfers Of Loans To Other Real Estate Owned		136,368	154,358	228,009
Transfers Of Loans To Other Property		36,106	38,958	33,997
Total loans transferred to foreclosed assets		172,474	193,316	262,006
Transfer Of Portfolio Loans And Leases To Held For Sale 1		65,063	2,161,669	448,143
Transfer Of Loans Held For Sale To Portfolio Loans 1		17,065	41,293	27,016
Transfers Of Trading Securities To Available For Sale Securities		63,645	0	0
Noncash Transfer To Securities From Loans Resulting From Securitization	[1]	1,088,121	899,604	1,391,594
Trades receivables from brokers and counterparties		78,759	66,949	71,680
Trades Payables To Brokers And Counterparties		6,150	2,000	3,576
Recognition of mortgage servicing rights on securitizations or asset transfers		13,460	12,583	19,262
Loans sold to a joint venture in exchange for an acquisition loan and an equity interest in the join venture		$ 0	$ 0	$ 194,514

[1]	Includes loans securitized into trading securities and subsequently sold before year end.